Note 23 - Unaudited Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
	2012
	Dec. 31	Sept. 30	June 30	March 31
Summary of Operations
Interest income	$8,408,534	$8,486,646	$7,907,189	$8,034,267
Interest expense	1,225,923	1,242,244	1,279,267	1,403,708
Net interest income	7,182,611	7,244,402	6,627,922	6,630,559
Provision for loan losses	499,998	499,998	549,998	599,998
Net interest income after provision for loan losses	6,682,613	6,744,404	6,077,924	6,030,561
Non-interest income	1,597,670	1,316,727	1,187,966	1,165,165
Non-interest expense	6,600,896	6,183,174	5,373,974	5,612,517
Income before income taxes	1,679,387	1,877,957	1,891,916	1,583,209
Income taxes	438,642	523,038	593,808	416,477
Net income	$1,240,745	$1,354,919	$1,298,108	$1,166,732

Net income per common share :
Basic	$0.21	$0.25	$0.24	$0.22
Diluted	$0.20	$0.25	$0.24	$0.22
	2011
	Dec. 31	Sept. 30	June 30	March 31
Summary of Operations
Interest income	$8,362,766	$7,475,646	$7,085,305	$6,933,329
Interest expense	1,516,719	1,630,175	1,871,266	1,769,204
Net interest income	6,846,047	5,845,471	5,214,039	5,164,125
Provision for loan losses	1,274,998	608,332	275,000	399,998
Net interest income after provision For loan losses	5,571,049	5,237,139	4,939,039	4,764,127
Non-interest income	1,121,924	1,229,264	1,140,312	1,024,750
Non-interest expense	5,229,946	4,756,467	5,155,785	4,662,832
Income before income taxes	1,463,027	1,709,936	923,566	1,126,045
Income taxes	363,646	496,658	94,650	336,177
Net income	$1,099,381	$1,213,278	$828,916	$789,868

Net income per common share :
Basic	$0.21	$0.23	$0.16	$0.15
Diluted	$0.21	$0.23	$0.16	$0.15